      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 2010.
                                                             FILE NOS. 033-85014
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 36                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                  Amendment No. 38                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 31, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

With the exception of any paragraph that discusses the incorporation of the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2010, Accession No.
0000950123-10-041947.


Supplements dated August 31, 2010 and September 20, 2010 to the Prospectus are included in Part A of this Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2010 POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2010
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2010


--------------------------------------------------------------------------------


THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" IN THE FINANCIAL STATEMENTS SECTION OF THE PROSPECTUS:

         The consolidated financial statements and financial statement schedules incorporated into this prospectus by reference to American International Group's Current Report on Form 8-K dated August 6, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this prospectus by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group's dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Dated: August 31, 2010


               Please keep this Supplement with your Prospectus.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010 POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNIUTY DATED MAY 1, 2010 POLARIS CHOICE III VARIABLE ANNIUTY DATED MAY 1, 2010
          POLARIS PREFERRED SOLUTION VARIABLE ANNIUTY DATED MAY 1, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                POLARIS CHOICE VARIABLE ANNIUTY DATED MAY 1, 2010
              POLARIS CHOICE III VARIABLE ANNIUTY DATED MAY 1, 2010
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2010


--------------------------------------------------------------------------------


EFFECTIVE SEPTEMBER 20, 2010, THE FOLLOWING IS ADDED AS A FOOTNOTE IN THE FEE TABLE SECTION OF THE PROSPECTUS:

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

EFFECTIVE SEPTEMBER 20, 2010, THE FOLLOWING REPLACES THE DISCLOSURE UNDER THE HEADING "EXTENDED LEGACY PROGRAM" AND SUBHEADING "OTHER BENEFICIARY CONTINUATION OPTIONS" IN THE DEATH BENEFITS SECTION OF THE PROSPECTUS:

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary under a SunAmerica Annuity or First SunAmerica contract(s) to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form which may be requested from the Annuity Service Center after the death of the original Owner. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain limitations applicable to the Extended Legacy Program. No Purchase Payments are permitted. Living Benefits or Death Benefits that may have been elected by the original Owner will no longer apply and any charges associated with these features will no longer apply. The contract may not be assigned and ownership may not be changed or co-owned. The Extended Legacy Program does not apply to rollovers from other companies.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ than those available to the original Owner. In addition, these Variable Portfolios may have higher Underlying Fund fees, particularly 12b-1 fees, under the Extended Legacy Program. Any Fixed Accounts that may have been available to the original Owner will no longer be available.

In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

Beginning on the date we receive all applicable documentation that the claim process is complete and in Good Order to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may request transfers among Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy Program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.





Dated: September 20, 2010


                Please keep this Supplement with your Prospectus.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2010, Accession No. 0000950123-10-
041947.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of FS Variable Separate Account are incorporated by reference to Form N-4, Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2010, Accession No.
0000950123-10-041947:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2009


     -   Schedule of Portfolio Investments as of December 31, 2009


     -   Statement of Operations for the year ended December 31, 2009


     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008


     -   Notes to Financial Statements


The following financial statements of First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2010, Accession No. 0000950123-10-041947:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2009 and 2008
     - Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007
     - Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Financial Statements

The following statutory financial statements of American Home Assurance Company are incorporated by reference in Part B of this Registration Statement to Form N-4, Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2010, Accession No. 0000950123-10-041947:
     -   Report of Independent Auditors
     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2009 and 2008
     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2009, 2008 and 2007
     - Statements of Cash Flow for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    1
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    1
      (b)  Form of Selling Agreement.............................................    1
(4)   (a)  Form of Variable Annuity Contract.....................................    2
      (b)  Form of Optional Payment Enhancement Endorsement......................    3
      (c)  Form of Optional Guaranteed Minimum Account Value Endorsement.........    5
      (d)  Form of Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement ........................................    9
      (e)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement....    6
      (f)  Form of Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement.........................................    10
      (g)  Form of Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement........................................    10
      (h)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement....    12
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement....    12
      (j)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement............    14
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement............    14
      (l)  Form of Variable Annuity Death Claim Guide............................    19
(5)   Application for Contract...................................................    2
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation..........................................    1
      (b)  Amended and Restated By-Laws dated December 19, 2001..................    1
(7)   Reinsurance Contract.......................................................    Not Applicable

(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    1
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    1
      (c)  Form of American Funds Insurance Series Fund Participation Agreement..    4
      (d)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement....    4
      (e)  Form of Van Kampen Life Investment Trust Fund Participation
           Agreement.............................................................    4
      (f)  Form of Principal Variable Contract Fund Inc. Fund Participation
           Agreement.............................................................    11
      (g)  Form of MTB Group of Funds Fund Participation Agreement...............    11
      (h)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement............................    13
      (i)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    16
      (j)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    19
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company.......................................    8
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Owner Control with First SunAmerica Life Insurance
           Company, the Depositor of Registrant..................................    19
      (b)  Power of Attorney
           (1) Power of Attorney -- First SunAmerica Life Insurance Company
           Directors.............................................................    18
           (2) Power of Attorney -- First SunAmerica Life Insurance Company
               Director..........................................................    19
           (3) Power of Attorney -- American Home Assurance Company Directors....    17
      (c)  Support Agreement of American International Group, Inc................    7
      (d)  General Guarantee Agreement by American Home Assurance Company........    7
      (e)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on December 28, 2007..........................................    15



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 8, File Nos. 033-85014 and 811-08810, filed on March 31, 1998, Accession No. 0000950148-98-000732.

3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 18, File Nos. 033-85014 and 811-08810, filed on February 8, 2002,
   Accession No. 0000950148-02-000266.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
   Accession No. 0000950148-02-002786.

5 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 23, File Nos. 033-85014 and 811-08810, filed on April 21, 2004, Accession No. 0000950148-04-000768.


6 Incorporated by reference to Post-Effective Amendment No. 22 and Amendment No. 24, File Nos. 033-85014 and 811-08810, filed on April 29, 2005, Accession No. 0000950129-05-004416.



7 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 25, File Nos. 033-85014 and 811-08810, filed on August 12, 2005,
   Accession No. 0000950129-05-008180.



8 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005, Accession No. 000950129-05-009958.



9 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 033-85014 and 811-08810, filed on October 24, 2005,
   Accession No. 0000950129-05-010017.



10 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 27, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.



11 Incorporated by reference to Post-Effective Amendment No. 28 and Amendment
   No. 30, File Nos. 033-85014 and 811-08810, filed on December 12, 2006,
   Accession No. 0000950124-06-007504.



12 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
   No. 31, File Nos. 033-85014 and 811-08810, filed on February 13, 2007,
   Accession No. 0000950148-07-000034.



13 Incorporated by reference to Post-Effective Amendment No. 30 and Amendment
   No. 32, File Nos. 033-85014 and 811-08810, filed on April 30, 2007, Accession No. 0000950137-07-010686.

14 Incorporated by reference to Post-Effective Amendment No. 32 and Amendment
   No. 34, File Nos. 033-85014 and 811-08810, filed on November 5, 2007,
   Accession No. 0000950148-07-000279.



15 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 333-102137 and 811-08810, filed on January 31, 2008,
   Accession No. 0000950148-08-000027.



16 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   4, File Nos. 333-146491 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000101.



17 Incorporated by reference to Post-Effective Amendment No. 33 and Amendment
   No. 35, File Nos. 033-85014 and 811-08810, filed on April 30, 2008, Accession No. 0000950148-08-000111.



18 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.



19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Bruce R. Abrams(2)............   Director and Executive Vice President
M. Bernard Aidinoff(3)........   Director
Jack R. Harnes(4).............   Director
Scott H. Richland(6)..........   Director
Jana W. Greer(1)..............   Executive Vice President
Christine A. Nixon............   Senior Vice President and Secretary
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)...........   Senior Vice President
Edward T. Texeria(1)..........   Senior Vice President and Chief Accounting Officer
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(2)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(5)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Virginia N. Puzon.............   Assistant Secretary



--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019


(3)    125 Broad, New York, NY 10004



(4)    64 South Quaker Hill Road, Pawling, NY 12564



(5)    205 East 10th Street, Amarillo, TX 79101



(6)    P.O. Box 297, Palos Verdes Estates, CA 90274



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see
Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 1, 2010 the number of Polaris and Polaris II contracts funded by FS Variable Separate Account was 5,616 of which 2,936 were qualified contracts and 2,680 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Eleven of the Company's By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 13th day of August, 2010.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President      August 13, 2010
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                   August 13, 2010
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                   August 13, 2010
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                   August 13, 2010
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                     Senior Vice President, Chief         August 13, 2010
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


JACK R. HARNES*                                Director                   August 13, 2010
-----------------------------
JACK R. HARNES


SCOTT H. RICHLAND*                             Director                   August 13, 2010
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*                   Senior Vice President and           August 13, 2010
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MALLARY L. REZNIK                      Attorney-in-Fact               August 13, 2010
-----------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 12th day of August, 2010.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK

                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT


This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

KRISTIAN PHILIP MOOR*                   Director and Chairman             August 12, 2010
-----------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                    Director, President and            August 12, 2010
-----------------------------          Chief Executive Officer
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                Director, Chief Financial Officer       August 12, 2010
-----------------------------                    and
ROBERT S. SCHIMEK                       Senior Vice President


                                               Director
-----------------------------
PETER JAMES EASTWOOD


DAVID NEIL FIELDS*                             Director                   August 12, 2010
-----------------------------
DAVID NEIL FIELDS


DAVID LAWRENCE HERZOG*                         Director                   August 12, 2010
-----------------------------
DAVID LAWRENCE HERZOG


                                               Director
-----------------------------
LOUIS PHILIP IGLESIAS


ROBERT EDWARD LEWIS*                           Director                   August 12, 2010
-----------------------------
ROBERT EDWARD LEWIS


                                               Director
-----------------------------
MONIKA MARIA MACHON


                                               Director
-----------------------------
CHRISTOPHER LOUIS SPARRO


NICHOLAS SHAW TYLER*                           Director                   August 12, 2010
-----------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                        Director                   August 12, 2010
-----------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                           Director                   August 12, 2010
-----------------------------
MARK TIMOTHY WILLIS


By:  /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact               August 12, 2010
     ------------------------
     *ROBERT S. SCHIMEK

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm